Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financing Receivable Allowance For Credit Losses [Line Items]
Credit Loss Write Off	$ 8,836	$ 7,855	$ 20,025	$ 15,169
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 5,967	$ 5,095	$ 14,726	$ 8,564